SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
Dec. 31, 2021
Ships [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Ships [member] | Bottom of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Ships [member] | Top of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	30 years
Dry docking [Member] | Bottom of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years 6 months
Dry docking [Member] | Top of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years